Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events

Note 8 - Subsequent Events

Wesbanco has evaluated subsequent events through June 25, 2026, the date on which these financial statements were issued and have identified no other events or transactions that would have a material effect on the financial statements. No events occurred that require additional disclosure or adjustments to the Plan's financial statements.